SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended			9 Months Ended			12 Months Ended
	Nov. 30, 2017	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale											¥ 10,000,000	¥ 5,000,000
Asset based Securities, beneficial rights value		¥ 3,000,000		¥ 3,100,000	¥ 5,100,000		¥ 4,100,000
Provision for loan losses		907,317		381,887	1,098,859		742,286
Loans written off		535,743		156,368	806,127		313,536
ASSETS
Restricted cash		3,764,988		2,644,701	3,009,630		2,413,510	¥ 2,643,587	$ 423,087	$ 562,098
Loans receivable, net		10,850,458			14,002,507			9,844,481	1,968,441	1,619,931
Prepaid expenses and other assets		364,908			534,340			383,937	75,116	54,479
Loans receivable, net-noncurrent		3,657,879			3,289,501			2,859,349	462,431	546,107
TOTAL ASSETS		37,666,108			39,962,377			33,504,995	5,617,822	5,623,402
LIABILITIES
Payable to investors of the consolidated trusts-current		5,224,973			6,173,089			2,304,518	867,799	780,068
Accrued expenses and other current liabilities		2,117,357			2,267,693			2,258,329	318,787	316,113
Payable to investors of the consolidated trusts-noncurrent		3,613,690			3,802,348			4,010,597	534,526	539,510
TOTAL LIABILITIES		20,645,130			21,972,864			18,288,386	$ 3,088,896	$ 3,082,237
Net revenue		8,503,246	$ 1,269,502	7,600,767	12,647,375	$ 1,777,940	12,213,580
Net cash provided by operating activities		2,537,911	378,900	2,001,639	4,130,038	580,590	3,778,316
Net cash (used in) investing activities		(2,694,432)	(402,267)	(2,287,998)	(5,675,628)	(797,867)	(5,718,813)
Net cash provided by financing activities		¥ 2,129,177	$ 317,877	1,351,545	3,010,269	$ 423,176	1,806,770
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Subordinated tranche securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ABS purchased, value								2,139,063
Senior tranche securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ABS purchased, value		¥ 4,019,635
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale								4,000,000
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale								8,000,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		3,613,690						3,903,597
Repurchase of delinquent loans		1,194,155						904,586
Repurchase of performing loans upon liquidation of consolidated trusts		16,081						12,686
Provision for loan losses		463,750						661,402
Loans written off		1,416,707						1,033,228
ASSETS
Restricted cash		1,420,864			626,452			657,075
Loans receivable, net		9,545,367			12,003,519			8,646,950
Prepaid expenses and other assets		104,515			111,039			104,515
Loans receivable, net-noncurrent		1,023,231			714,412			1,829,804
TOTAL ASSETS		12,093,977			13,455,422			11,238,344
LIABILITIES
Payable to investors of the consolidated trusts-current		5,224,973			6,173,089			2,304,518
Accrued expenses and other current liabilities		11,285			17,081			5,928
Other tax payable		37,504			36,485			34,448
Payable to investors of the consolidated trusts-noncurrent		3,613,690			3,802,348			4,010,597
TOTAL LIABILITIES		8,887,452			10,029,003			¥ 6,355,491
Net revenue		1,108,643		663,907	1,667,660		1,127,851
Net income		418,827		263,141	806,808		372,408
Net cash provided by operating activities		916,753		486,996	1,332,513		847,960
Net cash (used in) investing activities		(548,254)		(1,921,400)	(2,707,114)		(4,690,085)
Net cash provided by financing activities		¥ 2,490,664		¥ 572,579	¥ 3,607,440		¥ 1,027,804
Percentage of consolidated revenues		13.00%	13.00%	9.00%	13.00%	13.00%	9.00%
Percentage of consolidated total assets		32.00%	32.00%		34.00%	34.00%		34.00%
Percentage of consolidated total liabilities		43.00%	43.00%		46.00%	46.00%		35.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days